Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
Disclosure of other accounts current and non current payable
As of December 31, this caption includes the following:

In thousands of soles	Note	2024	2023	2022
Current
Employee benefits (c)		108,344	120,826	62,960
Taxes payable		100,490	97,323	24,197
Derivatives Fx premiums and accounts payable for “unwind” (b)		30,512	65,377	29,223
Constructions in progress and medical equipment payable		5,150	3,421	3,794
Deposits in guarantee		1,259	1,083	1,942
Commissions payable (a)		3,682	2,755	2,998
Contingent consideration (d)	1.C.iii	—	64,008	69,470
Account payables to former shareholder (d)	1.C.ii, iii	19,832	85,265	—
Other accounts payable (e)		20,294	23,542	21,579

		289,563	463,600	216,163

Non-current
Employee benefits (c)		5,724	6,977	3,957
Derivatives Fx premiums and accounts payable for “unwind” (b)		55,337	92,519	46,152
Put liability	1.C.iii	—	121,636	136,938
Account payables to former shareholder	1.C.ii,iii	12,089	—	90,134

		73,150	221,132	277,181

Disclosure of liability payable for various bank
As of December 31, 2024, 2023 and 2022, the balance corresponds to the liabilities payable of the premiums of the “Call Spread and Single Call” agreements with semi-annual equal payments (note 8).

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2024
Citibank	2025	S/	1.67%	2,983	—	2,983
Citibank	2028	S/	1.30%	102	260	362
Citibank	2026	S/	1.67%	3,459	3,535	6,994
Citibank	2028	S/	1.30%	2,490	6,348	8,838
Deutsche Bank	2029	S/	10.88%	19,058	43,972	63,030
Santander Bank	2026	S/	2.53%	2,420	1,222	3,642

				30,512	55,337	85,849

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2023
Citibank	2025	S/	1.67%	18,259	18,907	37,166
Citibank	2028	S/	1.30%	2,493	8,814	11,307
Citibank	2026	S/	1.67%	3,416	6,983	10,399
Citibank	2028	S/	1.30%	102	361	463
Citibank	2024	S/	0.72%	3,460	—	3,460
Santander Bank	2026	S/	2.53%	37,647	57,454	95,101

				65,377	92,519	157,896

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2022
Goldman Sachs Bank	2023	S/	3.52%	18,198	—	18,198
Citibank	2025	S/	1.67%	—	35,767	35,767
Citibank	2026	S/	1.67%	3,413	10,385	13,798

				21,611	46,152	67,763

Accounts payable for novation of the old derivatives.
As of December 31, 2022, the outstanding balance corresponds to the liabilities payable to Goldman Sachs Bank as a consequence of the transfer for novation of the old derivatives call spread and swaps agreements with semi-annual equal payments (note 8).

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2022
Goldman Sachs Bank	2023	S/	3.52%	7,612	—	7,612

				7,612	—	7,612

Disclosure of net defined benefit liability (asset)
The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

In thousands of soles	Note	Seniority premium	Retirement benefits	Total
2024
Balances as of January 1, 2024		8,907	—	8,907
Included in profit or loss
Current service cost		736	—	736
Cancellation retirement benefits		—	—	—
Interest cost		680	—	680
Benefits paid		(20)	—	(20)

		10,303	—	10,303

Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment		(1,166)	—	(1,166)
Financial assumptions		(357)	—	(357)
Exchange difference		(1,474)	—	(1,474)

		(2,997)	—	(2,997)

Balance at December 31, 2024		7,306	—	7,306

Current				1,582

Non-current				5,724

In thousands of soles	Note	Seniority premium	Retirement benefits	Total
2023
Balances as of January 1, 2023		5,030	230	5,260
Business combination balances	1.C.i	248	—	248
Included in profit or loss
Current service cost		472	24	496
Cancellation retirement benefits		—	(292)	(292)
Interest cost		478	19	497
Benefits paid		(244)	—	(244)

		5,984	(19)	5,965

Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment		2,122	—	2,122
Financial assumptions		80	—	80
Exchange difference		721	19	740

		2,923	19	2,942

Balance at December 31, 2023		8,907	—	8,907

Current				1,931

Non-current				6,976

2022
Business combination balances	1.C.	4,420	298	4,718
Included in profit or loss
Current service cost		93	5	98
Interest cost		98	5	103
Benefits paid		(22)	(25)	(47)

		169	(15)	154

Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment		393	(54)	339
Financial assumptions		95	3	98
Exchange difference		(47)	(2)	(49)

		441	(53)	388

Balance at December 31, 2022		5,030	230	5,260

Current				1,303

Non-current				3,957

Disclosure of sensitivity analysis for actuarial assumptions
The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

In percent	Seniority premium	Retirement benefits
2024
Discount rate	10.50% - 10.70%	—
Salary growth rate	5.00% - 5.50%	—
Rate of increase in minimum wage	5.20% - 4.00%	—
2023
Discount rate	9.10% - 9.35%	—
Salary growth rate	5.00% - 5.50%	—
Rate of increase in minimum wage	5.20% - 4.00%	—

In percent	Seniority premium	Retirement benefits
2022
Discount rate	9.50%	9.50%
Salary growth rate	5.00%	5.00%
Rate of increase in minimum wage	5.20%	5.20%

Disclosure of relevant actuarial assumption affected on defined benefit obligation
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

In thousands of soles	Seniority premium	Retirement benefits	Total
2024
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	(110)	—	(110)
Current Service Cost impact	(9)	—	(9)
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	119	—	119
Current Service Cost impact	11	—	11
Salary increase rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	83	—	83
Current Service Cost impact	12	—	12
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(49)	—	(49)
Current Service Cost impact	6	—	6
2023
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	(121)	—	(121)
Current Service Cost impact	(12)	—	(12)
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	131	—	131
Current Service Cost impact	13	—	13
Salary increase rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	87	—	87
Current Service Cost impact	13	—	13
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(48)	—	(48)
Current Service Cost impact	6	—	6
2022
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	79	3	82
Current Service Cost impact	7	1	8
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(83)	(3)	(86)
Current Service Cost impact	(7)	(1)	(8)